S-K 1603(a)(7) Sponsor Controlling Persons	Feb. 24, 2026
Mr. Christopher Sorrells [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Mr. Christopher Sorrells